Stockholders' Equity - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 02, 2012	Dec. 02, 2009
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Preferred shares, shares authorized	2,500,000
Preferred shares, par value
Mandatorily Redeemable Preferred Shares issued					200,000
Mandatorily Redeemable Preferred Stock Redemption value				$ 200.0
Preferred shares, outstanding	0
Repurchase of ordinary shares	1,200,000	300,000
Consideration value for stock options issued to employees	$ 170.0	$ 16.1	$ 14.2